UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06621

Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.4% (100.0% of Total Investments)
	MUNICIPAL BONDS – 151.4% (100.0% of Total Investments)
	Alabama – 3.3% (2.2% of Total Investments)
$ 6,995	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 7,071,525
	2006C-2, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
3,500	5.250%, 11/15/20	11/15 at 100.00	Baa2	3,596,075
1,000	5.000%, 11/15/30	11/15 at 100.00	Baa2	966,840
12,000	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AA+	12,079,440
	Series 2007A, 4.500%, 1/01/39 – AMBAC Insured (UB)
1,960	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,995,318
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,690	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,756,483
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
6,255	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	3/14 at 100.00	A1	6,290,028
	FGIC Insured
33,400	Total Alabama			33,755,709
	Alaska – 0.1% (0.0% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	769,460
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.4% (0.9% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB+	204,704
265	5.250%, 12/01/25	12/15 at 100.00	BBB+	270,698
5,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 5.500%, 7/01/40 –	No Opt. Call	AA	5,630,050
	FGIC Insured
800	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	Baa1	818,304
	Company, Refunding Series 2008, 5.750%, 9/01/29
7,550	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	7,644,300
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
13,815	Total Arizona			14,568,056
	Arkansas – 0.1% (0.1% of Total Investments)
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	1,010,280
	Series 2005B, 5.000%, 2/01/25
	California – 18.3% (12.1% of Total Investments)
3,765	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	3,907,166
	2013S-4, 5.250%, 4/01/53
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	2,177,986
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	3,677,480
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	4,474,498
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	AA–	3,582,914
	and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40
3,740	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A1	3,955,648
	Series 2005, 5.000%, 11/15/27
15,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	15,350,250
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	2,851,640
	Series 2009B, 5.500%, 10/01/39
2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,520,200
	5.000%, 11/15/42 (UB)
2,055	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund	10/14 at 100.00	AA+ (4)	2,121,459
	Revenue Bonds, Series 2004, 5.000%, 10/01/21 (Pre-refunded 10/01/14)
4,000	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.250%, 7/01/21	7/19 at 100.00	AA	4,751,240
1,935	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA	1,976,622
565	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	Aaa	577,035
20,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	23,278,198
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	930,640
	Health System, Series 2005A, 5.000%, 7/01/39
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	6,651,874
	Option Bond Trust 3175, 13.788%, 5/15/14 (IF)
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A1	1,966,196
	Company, Series 1996A, 5.300%, 7/01/21
1,665	Contra Costa Community College District, Contra Costa County, California, General Obligation	8/23 at 100.00	Aa1	1,786,678
	Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	2,635,275
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	25,804,500
	1995A, 0.000%, 1/01/21 (ETM)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
1,840	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,849,218
3,840	6.000%, 1/15/49	1/24 at 100.00	BBB–	3,882,854
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	1,417,506
	5.000%, 9/01/27 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
6,350	4.500%, 6/01/27	6/17 at 100.00	B	5,468,049
1,345	5.000%, 6/01/33	6/17 at 100.00	B	1,033,377
1,000	5.750%, 6/01/47	6/17 at 100.00	B	791,620
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B,	7/21 at 100.00	Aa2	4,412,216
	6.125%, 7/15/40
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	1/21 at 100.00	AA	10,552,300
	2011A, 5.000%, 7/01/41
3,775	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,887,613
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms
	Improvement Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/15 at 102.00	N/R	1,430,125
435	5.100%, 9/01/30	9/15 at 102.00	N/R	423,120
370	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	380,597
	2013A, 5.750%, 6/01/44
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa2	259,658
275	5.000%, 9/01/23	9/15 at 102.00	Baa2	281,551
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AA–	2,264,888
	Project, Series 2004A, 5.000%, 9/01/20 – SYNCORA GTY Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,595	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	1,502,106
32,400	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	9,172,116
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	A	6,073,380
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
13,750	University of California, General Revenue Bonds, Limited Project Series 2012G, 5.000%, 5/15/37	5/22 at 100.00	Aa2	14,736,150
2,580	University of California, General Revenue Bonds, Series 2013AI, 5.000%, 5/15/38	5/23 at 100.00	Aa1	2,785,652
3,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	7/14 at 100.00	A+	3,009,450
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured
219,300	Total California			188,591,045
	Colorado – 3.0% (2.0% of Total Investments)
1,700	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA+ (4)	1,769,020
	2004, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – FGIC Insured
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BBB	1,307,725
	Series 2013A, 5.375%, 12/01/33
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
1,745	5.250%, 6/01/23	6/16 at 100.00	A–	1,816,475
475	5.000%, 6/01/29	6/16 at 100.00	A–	478,396
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A+	405,616
	5.000%, 3/01/25
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37	11/22 at 100.00	A+	11,585,041
4,840	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	5,004,366
	5.000%, 11/15/43
6,925	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	7,096,948
	Senior Lien Series 2006, 5.125%, 12/01/25 – SYNCORA GTY Insured
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	677,641
	5.375%, 6/01/31
400	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	414,464
	Activity Bonds, Series 2010, 6.000%, 1/15/41
29,505	Total Colorado			30,555,692
	Connecticut – 0.0% (0.0% of Total Investments)
250	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series	4/22 at 100.00	AA	240,363
	2013A, 4.000%, 4/01/39
	Delaware – 0.1% (0.1% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc.,	10/20 at 100.00	AA	1,027,590
	Series 2010A, 5.000%, 10/01/40 – NPFG Insured
	District of Columbia – 0.5% (0.3% of Total Investments)
5,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 –	4/21 at 100.00	A–	4,083,150
	AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,397,625
	Tender Option Bond Trust 1606, 11.881%, 10/01/30 – AMBAC Insured (IF) (5)
6,335	Total District of Columbia			5,480,775
	Florida – 24.1% (15.9% of Total Investments)
1,055	Bay County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 7/01/24	7/14 at 100.00	A+ (4)	1,076,195
	(Pre-refunded 7/01/14) – AMBAC Insured
1,700	Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special	5/14 at 100.00	N/R	1,700,034
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
715	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe	No Opt. Call	AA+ (4)	777,069
	Healthcare Inc., Series 1993, 6.050%, 11/15/16 (ETM)
2,500	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	Baa1 (4)	2,522,775
	University, Series 2004B, 5.625%, 4/01/34 (Pre-refunded 4/01/14)
660	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	3/14 at 100.00	Aaa	661,076
	Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
1,870	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%,	7/14 at 100.00	AA– (4)	1,909,102
	7/01/20 (Pre-refunded 7/01/14) – AGM Insured
1,275	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	A+	1,311,363
	AMBAC Insured
875	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23	10/14 at 100.00	A1 (4)	903,026
	(Pre-refunded 10/01/14) – AMBAC Insured
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A,	10/18 at 100.00	AA+	2,202,540
	5.250%, 10/01/34
650	Cape Coral, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 10/01/36 –	10/16 at 100.00	A1	677,398
	AMBAC Insured
1,500	Citrus County Hospital Board, Florida, Revenue Bonds, Citrus Memorial Hospital, Refunding	2/14 at 100.00	B3	1,499,130
	Series 2002, 6.375%, 8/15/32
3,010	Cocoa, Florida, Water and Sewerage System Revenue Refunding Bonds, Series 2003, 5.500%,	No Opt. Call	AA	3,483,383
	10/01/23 – AMBAC Insured
2,815	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23	10/14 at 100.00	AA– (4)	2,903,025
	(Pre-refunded 10/01/14) – NPFG Insured
4,230	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	4,301,741
	NPFG Insured
50	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AA+	54,015
	Series 1987G-1, 8.595%, 11/01/17
380	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 1997-2, 5.900%,	7/14 at 100.00	AA+	382,774
	7/01/29 – NPFG Insured (Alternative Minimum Tax)
480	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6, 4.625%,	1/16 at 100.00	AA+	481,334
	7/01/31 (Alternative Minimum Tax)
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	A	607,599
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	A	872,958
110	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 – NPFG Insured	No Opt. Call	A	110,208
14,985	Florida State Board of Education, State University System Revenue Bonds, Series 2006A, 5.000%,	7/15 at 101.00	AA	15,747,886
	7/01/30 – NPFG Insured (UB)
5,980	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AA+	6,448,473
	5.000%, 8/01/23 – NPFG Insured
2,580	Florida State Education System, Housing Facility Revenue Bonds, Florida International	No Opt. Call	A	2,623,370
	University, Series 2004A, 5.000%, 7/01/14 – NPFG Insured
1,500	Florida Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds, Series	1/19 at 100.00	AAA	1,636,080
	2009A, 5.000%, 1/15/29
2,345	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	10/14 at 100.00	A1	2,410,730
	Facilities Improvements, Series 2004, 5.000%, 10/01/16 – AMBAC Insured
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,720	5.500%, 6/01/38 – AGM Insured	6/18 at 100.00	AA–	1,780,080
6,645	5.375%, 6/01/46	6/16 at 100.00	A–	6,459,870
5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series	No Opt. Call	A	5,725,448
	1986, 7.650%, 7/01/16 – FGIC Insured
3,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/14 at 100.00	N/R	3,600,682
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%,
	4/01/30 (Alternative Minimum Tax)
2,170	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	2,333,271
	10/01/25 – FGIC Insured
1,500	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003,	4/14 at 100.00	Aa2	1,505,835
	5.000%, 10/01/20 – AGM Insured
	Lake County School Board, Florida, Certificates of Participation, Series 2004A:
1,190	5.000%, 7/01/20 (Pre-refunded 7/01/14) – AMBAC Insured	7/14 at 100.00	A+ (4)	1,214,002
1,470	5.000%, 7/01/24 (Pre-refunded 7/01/14) – AMBAC Insured	7/14 at 100.00	A+ (4)	1,499,650
1,000	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/14 –	No Opt. Call	A–	1,030,250
	AMBAC Insured
3,500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	3,550,890
	NPFG Insured
2,345	Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional Medical Center Project, Series	7/14 at 100.00	BBB+	2,347,181
	2002, 5.375%, 7/01/22
	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of
	Miami, Series 2004A:
2,290	5.000%, 4/01/19 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	2,308,618
3,305	5.000%, 4/01/22 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	3,331,870
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
2,000	5.250%, 7/01/18 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	A (4)	2,042,680
2,000	5.000%, 7/01/23 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	A (4)	2,040,600
1,970	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	A1	2,080,813
	11/01/31 – AMBAC Insured
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A	5,274,150
	5.500%, 10/01/41
4,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/18 at 100.00	AA	4,431,240
	2009-B1, 5.625%, 7/01/38
11,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	11,843,869
	7/01/35 – AGM Insured
2,440	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	Aa2 (4)	2,499,268
	8/01/22 (Pre-refunded 8/01/14) – AMBAC Insured
575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue	2/14 at 100.00	A	575,621
	Bonds, P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 – NPFG Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
3,745	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	Aa3	3,772,676
2,000	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Aa3	2,013,600
	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH
	Corporation Obligated Group, Series 2001:
1,730	5.500%, 12/01/21	6/14 at 100.00	BBB–	1,733,270
6,470	5.625%, 12/01/31	6/14 at 100.00	BBB–	6,474,723
1,500	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA– (4)	1,536,435
	8/01/22 (Pre-refunded 8/01/14) – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,269,760
	8/01/27 – NPFG Insured
6,090	Palm Beach County School Board, Florida, Certificates of Participation, Tender Option Bond	No Opt. Call	AA	7,281,813
	Trust 2089, 13.111%, 8/01/14 – AGM Insured (IF)
4,490	Palm Beach County, Florida, Public Improvement Revenue Bonds, Biomedical Research Park	6/15 at 100.00	AA+ (4)	4,774,756
	Project, Series 2005A, 5.000%, 6/01/25 (Pre-refunded 6/01/15) – AMBAC Insured
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project,	10/19 at 100.00	AAA	4,385,880
	Series 2009, 5.250%, 10/01/33
6,545	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, Trust 2622,	No Opt. Call	N/R	7,992,623
	11.717%, 10/01/14 (IF)
10,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/31	10/16 at 100.00	AAA	11,193,300
	(Pre-refunded 10/01/16) (UB)
2,500	Polk County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/18 –	10/14 at 100.00	AA–	2,563,400
	AGM Insured
2,000	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	2,040,480
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%,	10/15 at 100.00	A1 (4)	700,635
	10/01/25 (Pre-refunded 10/01/15) – AMBAC Insured
3,240	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	4/14 at 100.00	Aa3 (4)	3,266,406
	Bonds, Series 2004A, 5.000%, 6/01/22 (Pre-refunded 4/01/14) – NPFG Insured
1,635	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	BB	1,523,640
	5.000%, 5/01/30 – RAAI Insured
3,570	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992,	No Opt. Call	Aa2 (4)	4,201,676
	6.000%, 10/01/19 – NPFG Insured (ETM)
1,040	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992,	No Opt. Call	Aa2	1,088,495
	6.000%, 10/01/19 – NPFG Insured
625	Sonoma Bay Community Development District, Florida, Special Assessment Bonds, Series 2005A,	5/15 at 100.00	N/R	639,975
	5.450%, 5/01/36
5,000	South Florida Water Management District, Certificates of Participation, Series 2006, 5.000%,	10/16 at 100.00	AA	5,239,300
	10/01/36 – AMBAC Insured
7,500	South Florida Water Management District, Certificates of Participation, Series 2006, Trust	No Opt. Call	AA	8,217,900
	1036, 9.328%, 10/01/14 – AMBAC Insured (IF)
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	2,477,512
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
2,250	5.850%, 8/01/24	8/14 at 101.00	A–	2,294,595
3,135	5.625%, 8/01/34	8/14 at 101.00	A–	3,173,811
5,000	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/36 –	6/16 at 100.00	A	5,222,750
	AMBAC Insured
620	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 –	10/15 at 100.00	AA+	666,649
	AMBAC Insured
5,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/35 – NPFG Insured	10/15 at 100.00	AA	5,226,050
5,000	Tampa Bay, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008,	10/18 at 100.00	AA+	5,388,650
	5.000%, 10/01/34
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
1,250	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	A	1,397,513
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	A	3,129,087
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005:
7,285	5.000%, 7/01/16 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 101.00	Aaa	7,851,554
2,250	5.000%, 7/01/16 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 101.00	Aaa	2,424,983
1,000	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	A2	1,038,610
	12/01/24 – AGM Insured
236,275	Total Florida			248,981,679
	Georgia – 1.5% (1.0% of Total Investments)
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	A+	7,460,999
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,081,780
	Medical Center Project, Series 2010, 8.125%, 12/01/45
3,940	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	No Opt. Call	Aa2	3,566,527
	East Issue, Series 2012, 4.250%, 11/15/42
2,235	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia,	12/14 at 100.00	A1	2,259,652
	Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured
15,405	Total Georgia			15,368,958
	Guam – 0.2% (0.2% of Total Investments)
395	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	413,522
	(Alternative Minimum Tax)
2,030	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	2,050,706
	5.500%, 7/01/43
2,425	Total Guam			2,464,228
	Hawaii – 0.0% (0.0% of Total Investments)
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific
	University, Series 2013A:
210	6.625%, 7/01/33	7/23 at 100.00	BB+	213,177
150	6.875%, 7/01/43	7/23 at 100.00	BB+	152,087
360	Total Hawaii			365,264
	Idaho – 0.5% (0.3% of Total Investments)
2,945	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood	3/16 at 101.00	A1	3,066,923
	Terrace Project, Series 2002A-1, 7.250%, 3/20/37
80	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%,	7/14 at 100.00	AAA	80,634
	7/01/22 (Alternative Minimum Tax)
90	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/14 at 100.00	Aaa	90,206
	7/01/20 (Alternative Minimum Tax)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
1,000	5.250%, 9/01/30	9/16 at 100.00	BB+	964,030
470	5.250%, 9/01/37	9/16 at 100.00	BB+	439,553
4,585	Total Idaho			4,641,346
	Illinois – 14.7% (9.7% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	3,890,600
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
5,700	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	5,878,581
	5.250%, 12/01/40
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 –	No Opt. Call	A+	13,307,290
	FGIC Insured
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	5,129,600
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aa2 (4)	3,957,240
	Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured (ETM)
2,575	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	Baa1	1,961,146
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured
3,615	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	N/R (4)	3,126,650
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured (ETM)
3,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	3,946,810
3,215	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A2	3,318,780
	Series 2002, 5.500%, 11/01/36
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option	No Opt. Call	AA+	1,190,332
	Bond Trust 4285, 18.120%, 8/15/20 (IF) (5)
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	2,029,540
4,420	5.250%, 11/15/15 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	4,485,283
1,200	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3	1,265,616
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,318,627
4,480	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 –	8/21 at 100.00	AA–	4,878,630
	AGM Insured
6,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	6,123,060
	5.000%, 10/01/51
3,540	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	3,547,965
	University Center Project, Series 2006B, 5.000%, 5/01/25
3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	3,377,970
	Series 1993C, 6.000%, 4/01/18
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	1/20 at 100.00	AA–	11,200,300
2,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A–	2,019,880
495	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	516,597
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304,	No Opt. Call	AA–	1,252,413
	18.345%, 1/01/21 (IF) (5)
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	A	12,565,508
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	2,766,753
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,319,459
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	4,829,749
	Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25	1/16 at 100.00	D	355,466
1,750	5.250%, 1/01/30	1/16 at 100.00	D	691,898
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	Baa1	14,478,205
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	Aa2	2,341,095
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
15,595	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	15,874,618
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
8,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	AAA	7,305,520
	Project, Series 2002A, 0.000%, 6/15/26 – NPFG Insured
164,485	Total Illinois			151,251,181
	Indiana – 3.4% (2.2% of Total Investments)
3,880	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	AA	4,018,749
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	Aa2	2,541,050
	5.000%, 12/01/37
3,075	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	AA	3,216,727
	2012A, 5.000%, 10/01/37
7,350	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2004A, 5.000%,	1/15 at 100.00	A+	7,546,760
	1/01/32 – FGIC Insured
	Indiana University, Student Fee Revenue Bonds, Series 2004P:
2,750	5.000%, 8/01/22 (Pre-refunded 8/01/14) – AMBAC Insured	8/14 at 100.00	Aaa	2,816,963
1,600	5.000%, 8/01/24 (Pre-refunded 8/01/14) – AMBAC Insured	8/14 at 100.00	Aaa	1,638,960
7,860	Saint Joseph County Hospital Authority, Indiana, Revenue Bonds, Beacon Health System Obligated	8/23 at 100.00	AA–	6,717,706
	Group, Series 2013C, 4.000%, 8/15/44
4,300	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	4,670,660
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	N/R	165,649
	2005, 5.250%, 2/15/23 (6)
1,595	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,672,708
	7.000%, 1/01/44 (Alternative Minimum Tax)
36,460	Total Indiana			35,005,932
	Iowa – 0.9% (0.6% of Total Investments)
1,210	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	1,127,962
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,600	5.375%, 6/01/38	6/15 at 100.00	B+	1,246,368
8,365	5.500%, 6/01/42	6/15 at 100.00	B+	6,478,274
65	5.625%, 6/01/46	6/15 at 100.00	B+	50,565
11,240	Total Iowa			8,903,169
	Kansas – 0.0% (0.0% of Total Investments)
80	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	81,202
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)
	Kentucky – 1.6% (1.1% of Total Investments)
4,300	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	4,576,533
	Medical Health System, Series 2010A, 6.500%, 3/01/45
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	2,009,940
	System Obligated Group, Series 2011, 5.000%, 8/15/42
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
2,425	0.000%, 7/01/43	7/31 at 100.00	Baa3	1,368,379
4,180	0.000%, 7/01/46	7/31 at 100.00	Baa3	2,335,366
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
1,055	5.750%, 7/01/49	7/23 at 100.00	Baa3	1,089,393
210	6.000%, 7/01/53	7/23 at 100.00	Baa3	218,782
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	4,937,108
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31
18,800	Total Kentucky			16,535,501
	Louisiana – 5.5% (3.7% of Total Investments)
3,520	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	3,276,346
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
4,350	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	4,678,034
	5.000%, 6/01/22 – AMBAC Insured
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,051,760
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,732,643
	Series 2007A, 5.500%, 5/15/47
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	6,424,763
	Series 2011, 6.750%, 5/15/41
11,720	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	12,106,291
	5.000%, 7/01/36
3,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B,	5/20 at 100.00	AA	3,136,410
	5.000%, 5/01/45
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
14,550	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	14,815,392
5,920	4.500%, 5/01/41 – NPFG Insured (UB)	5/16 at 100.00	Aa1	5,925,268
55,510	Total Louisiana			57,146,907
	Maryland – 0.6% (0.4% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	1,838,759
	9/01/26 – SYNCORA GTY Insured
1,205	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds,	6/16 at 100.00	AA–	1,230,317
	University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	N/R (4)	1,419,371
	System, Series 2004A, 5.250%, 7/01/19 (Pre-refunded 7/01/14)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	1,099,350
	Center, Series 2011, 6.250%, 7/01/31
5,460	Total Maryland			5,587,797
	Massachusetts – 2.8% (1.8% of Total Investments)
8,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	8,438,381
	Senior Lien Series 2010B, 5.000%, 1/01/37
385	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	386,759
	Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)
540	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	537,127
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A+	2,795,715
	5.000%, 11/01/43
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,006,020
	5.700%, 10/01/34
455	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X,	10/23 at 100.00	A1	470,056
	5.000%, 10/01/48
1,800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye	7/20 at 100.00	BBB–	1,829,664
	and Ear Infirmary, Series 2010C, 5.375%, 7/01/35
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	928,512
	5.125%, 7/01/41
3,795	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,842,248
	8/01/46 – AGM Insured (UB) (5)
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	8,380,936
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
27,750	Total Massachusetts			28,615,418
	Michigan – 5.2% (3.4% of Total Investments)
3,055	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	2,828,686
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
7,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	6,923,350
	5.250%, 11/01/35
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	6,139,720
7,955	0.000%, 12/01/22	No Opt. Call	AAA	6,078,416
8,260	0.000%, 12/01/23	No Opt. Call	AAA	6,010,554
8,575	0.000%, 12/01/24	No Opt. Call	AAA	5,943,847
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	1,225,380
	6.000%, 7/01/35
10,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	Aa2	10,197,300
	5.000%, 12/01/39
6,345	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A2	6,545,756
	Refunding Series 2009, 5.750%, 11/15/39
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
275	5.000%,12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	309,326
1,225	5.000%,12/01/31 (UB)	12/16 at 100.00	Aa2	1,249,708
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	340,119
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
61,890	Total Michigan			53,792,162
	Minnesota – 1.3% (0.8% of Total Investments)
8,165	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A1	8,222,155
	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,
	HealthPartners Inc., Series 2003:
1,000	6.000%, 12/01/18 (Pre-refunded 3/19/14)	3/14 at 100.00	A (4)	1,004,520
415	5.875%, 12/01/29 (Pre-refunded 3/19/14)	3/14 at 100.00	A (4)	416,668
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,031,190
1,620	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%,	7/14 at 100.00	N/R (4)	1,656,256
	7/01/25 (Pre-refunded 7/01/14)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	1,032,070
	Series 2005, 6.000%, 11/15/25
13,200	Total Minnesota			13,362,859
	Mississippi – 0.4% (0.2% of Total Investments)
3,675	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA–	3,757,173
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 1.4% (0.9% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	BBB+	2,001,040
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	203,260
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,885	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	2,975,935
	Health System, Series 2004, 5.500%, 2/15/24
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	874,247
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,531,237
5,820	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	6,008,975
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	N/R (4)	1,202,328
	System, Series 2003, Reg S, 5.125%, 2/15/18 (Pre-refunded 2/15/14)
14,410	Total Missouri			14,797,022
	Nebraska – 2.1% (1.4% of Total Investments)
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	9/22 at 100.00	AA	4,322,760
5,130	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	AA	5,443,494
	5.000%, 2/01/43
10,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2012A,	2/22 at 100.00	AA	10,598,100
	5.000%, 2/01/42
1,050	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	1,624,760
	City 2, Tender Option Bond Trust 11673, 20.138%, 8/01/40 – AMBAC Insured (IF)
20,180	Total Nebraska			21,989,114
	Nevada – 5.8% (3.8% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,128,300
	Clark County, Nevada, General Obligation Bonds, Bond Bank Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	Aa1	3,776,186
3,695	5.000%, 6/01/28	6/19 at 100.00	Aa1	3,946,593
3,880	5.000%, 6/01/29	6/19 at 100.00	Aa1	4,130,609
	Clark County, Nevada, General Obligation Transportation Bonds, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	Aa1	5,374,503
4,160	5.000%, 7/01/26	1/20 at 100.00	Aa1	4,523,251
4,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	A+	4,068,400
	7/01/25 – FGIC Insured
3,150	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	3,299,499
	5.000%, 6/01/42
10,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water &	6/21 at 100.00	AA+	10,496,700
	Refunding Series 2011C, 5.000%, 6/01/38
8,540	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	8,979,554
	Refunding Series 2011, 5.000%, 7/01/32
55,860	Total Nevada			59,723,595
	New Jersey – 4.2% (2.8% of Total Investments)
515	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA–	517,565
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	1,429,794
1,000	5.250%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	1,079,090
520	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	506,917
	University Hospital, Series 2007, 5.750%, 7/01/37
17,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	6,070,570
	Appreciation Series 2010A, 0.000%, 12/15/33
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	4,067,907
	2006A, 5.250%, 12/15/20
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	5,743,150
	5.000%, 12/15/23
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/24 – AGM Insured	1/15 at 100.00	AA–	3,102,060
5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009H, 5.000%, 1/01/36	1/19 at 100.00	A+	5,224,400
985	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.579%,	7/22 at 100.00	A+	1,142,245
	1/01/43 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
12,495	5.000%, 6/01/29	6/17 at 100.00	B2	10,272,140
6,125	4.750%, 6/01/34	6/17 at 100.00	B2	4,528,090
56,690	Total New Jersey			43,683,928
	New York – 9.2% (6.1% of Total Investments)
5,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	5,178,250
	Center, Series 2005, 5.000%, 2/01/28 – FGIC Insured
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/23 at 100.00	AA–	4,245,040
	2013A, 5.000%, 7/01/43
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,528,665
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
1,250	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	1,305,050
	Civic Facility Project, Series 2005, 5.000%, 10/01/30
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,272,536
	2011A, 5.750%, 2/15/47
4,960	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,920,866
	2/15/47 – NPFG Insured
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	10,284,200
	5.000%, 9/01/42
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	A	5,144,750
	Series 2012H, 5.000%, 11/15/42
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/23 at 100.00	AA–	1,054,100
	Rochester Project, Series 2013A, 5.000%, 7/01/43
2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	2,255,589
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	7,557,495
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	3/14 at 100.00	Aaa	5,024
	Series 2004C, 5.000%, 2/01/22 (Pre-refunded 3/06/14)
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	2/14 at 100.00	AA	10,038
4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	N/R (4)	4,110,360
	(Pre-refunded 8/15/14)
785	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	822,358
1,365	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	Aa2 (4)	1,436,212
	(Pre-refunded 3/01/15)
1,185	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	No Opt. Call	AA	1,244,132
3,815	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	N/R (4)	4,028,754
	(Pre-refunded 4/01/15)
7,425	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	7,531,623
	5.000%, 11/15/44 – AMBAC Insured
1,440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	1,484,582
	Eighth Series 2013, 5.000%, 12/01/43 (Alternative Minimum Tax)
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	4,252,934
	Ninth Series 2013, 5.000%, 12/01/38
1,060	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	1,150,619
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	6,547,500
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	12,340,388
	Bonds, Tender Option Bond Trust 2012-10W, 7.466%, 11/15/21 (IF) (5)
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
1,055	5.000%, 11/15/28	No Opt. Call	A+	1,164,984
5,180	0.000%, 11/15/31	No Opt. Call	A+	2,300,231
1,280	0.000%, 11/15/32	No Opt. Call	A+	534,643
92,865	Total New York			94,710,923
	North Carolina – 0.9% (0.6% of Total Investments)
1,775	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,829,564
	Bonds, Series 2008, Trust 1149, 15.412%, 7/15/32 (IF) (5)
1,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,047,690
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
2,230	University of North Carolina, Charlotte, General Revenue Bonds, Series 2013A, 3.625%, 4/01/43	4/23 at 100.00	AA–	1,857,791
4,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	6/23 at 100.00	Aa2	4,273,560
	Pollution Control Revenue Refunding Bonds, Duke Energy Progress, Inc. Project, Series 2013,
	4.000%, 6/01/41
9,505	Total North Carolina			9,008,605
	Ohio – 5.6% (3.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,700	5.125%, 6/01/24	6/17 at 100.00	B–	1,433,457
900	5.875%, 6/01/30	6/17 at 100.00	B	725,742
12,590	5.750%, 6/01/34	6/17 at 100.00	B	9,803,581
2,245	5.875%, 6/01/47	6/17 at 100.00	B	1,793,306
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA (4)	3,128,070
	5.250%, 12/01/24 (Pre-refunded 12/01/14) – AGM Insured
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	6,548,992
	5.000%, 11/15/41
10,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Series 2009,	4/19 at 100.00	A	10,357,900
	5.500%, 4/01/39
14,850	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	15,461,820
	2013A, 5.000%, 1/01/38 (UB) (5)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 1157:
1,050	17.677%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,223,040
875	17.677%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,019,200
4,240	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,329,464
	2013A-1, 5.000%, 2/15/48
3,590	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	2,339,675
	Convertible Series 2013A-3, 0.000%, 2/15/36
61,385	Total Ohio			58,164,247
	Oklahoma – 2.5% (1.7% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	751,665
	5.375%, 9/01/36
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
2,690	5.000%, 2/15/37	2/17 at 100.00	A+	2,734,251
1,020	5.000%, 2/15/42	2/17 at 100.00	A+	1,035,331
9,435	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	9,374,522
	1/01/47 – FGIC Insured
	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A:
3,150	5.625%, 6/01/38 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,234,861
3,000	5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,058,650
5,460	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,528,851
	System, Series 2006, 5.000%, 12/15/36 (UB)
99	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	101,269
	System, tender option Bond Trust 3500, 8.577%, 6/15/30 (IF)
25,604	Total Oklahoma			25,819,400
	Oregon – 1.7% (1.1% of Total Investments)
7,860	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence	10/14 at 100.00	AA (4)	8,140,366
	Health System, Series 2004, 5.500%, 10/01/21 (Pre-refunded 10/01/14) (UB)
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series	11/23 at 100.00	AAA	9,789,135
	2013A, 5.000%, 11/15/38
16,750	Total Oregon			17,929,501
	Pennsylvania – 3.8% (2.5% of Total Investments)
3,500	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A, 5.000%,	12/15 at 100.00	A1	3,738,140
	12/01/23 – NPFG Insured
270	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds,	3/15 at 100.00	A1	283,943
	Series 2005, 6.000%, 3/01/28 – AGM Insured
1,230	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds,	3/15 at 100.00	A1 (4)	1,305,805
	Series 2005, 6.000%, 3/01/28 (Pre-refunded 3/01/15) – AGM Insured
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	455,905
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A2	1,170,792
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
	Lehigh County Authority, Pennsylvania, Water and Sewer Capital Appreciation Revenue Bonds,
	City of Allentown Concession, Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	1,655,763
5,180	0.000%, 12/01/32	No Opt. Call	A	1,817,196
4,935	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	5,011,048
	Concession, Series 2013A, 5.125%, 12/01/47
50	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 –	No Opt. Call	Baa1	54,356
	FGIC Insured
2,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/22 at 100.00	Baa3	2,085,150
	Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1,
	4.000%, 11/01/32
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA–	5,851,989
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,056,350
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	13,796,700
	0.000%, 12/01/38
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	A+	1,129,181
	AMBAC Insured
46,595	Total Pennsylvania			39,412,318
	Puerto Rico – 0.6% (0.4% of Total Investments)
8,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	4,398,188
	2010A, 0.000%, 8/01/33
25,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,621,250
	8/01/54 – AMBAC Insured
33,750	Total Puerto Rico			6,019,438
	Rhode Island – 1.8% (1.2% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
2,570	6.000%, 6/01/23	6/14 at 100.00	Baa1	2,570,231
6,425	6.125%, 6/01/32	6/14 at 100.00	BBB+	6,424,486
9,660	6.250%, 6/01/42	6/14 at 100.00	BBB–	9,505,247
18,655	Total Rhode Island			18,499,964
	South Carolina – 0.6% (0.4% of Total Investments)
2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,	4/14 at 100.00	AA– (4)	2,508,325
	5/01/25 (Pre-refunded 4/01/14) – AMBAC Insured
3,315	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	3,448,031
	5.125%, 12/01/43
5,815	Total South Carolina			5,956,356
	Tennessee – 0.7% (0.4% of Total Investments)
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities
	Revenue Bonds, Series 2012A:
1,645	4.000%, 9/01/40	9/22 at 100.00	AA	1,645,872
1,690	4.000%, 9/01/42	9/22 at 100.00	AA	1,684,524
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,284,896
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
6,535	Total Tennessee			6,615,292
	Texas – 11.5% (7.6% of Total Investments)
5,810	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,858,514
	4.250%, 8/15/36 (UB)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/14 at 100.00	C	140,525
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
1,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	1,050,680
965	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	Baa2	937,662
	5.000%, 1/01/43
5,240	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	5,498,594
	6.250%, 1/01/46
4,650	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	4,685,480
	5.125%, 11/01/43 (Alternative Minimum Tax)
6,340	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	6,422,864
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
11,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%,	No Opt. Call	A+	10,974,150
	11/01/42 (Alternative Minimum Tax)
3,875	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option	10/23 at 100.00	AA+	4,069,719
	Bond Trust 2013-9A, 18.365%, 4/01/53 (IF)
	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,
	Memorial Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20 (Pre-refunded 12/01/14)	12/14 at 100.00	A+ (4)	1,039,690
1,000	5.000%, 12/01/21 (Pre-refunded 12/01/14)	12/14 at 100.00	A+ (4)	1,039,690
2,500	5.125%, 12/01/22 (Pre-refunded 12/01/14)	12/14 at 100.00	A+ (4)	2,601,825
2,925	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	5/14 at 100.00	A	2,925,000
	5.250%, 11/15/30 – NPFG Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A,	5/14 at 100.00	AA	4,058,960
	5.250%, 5/15/24 – FGIC Insured
6,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	6,362,760
	5.000%, 11/15/40
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and	No Opt. Call	A2	6,310,794
	Entertainment Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	2/16 at 100.00	BBB–	821,144
1,250	5.125%, 8/15/26	2/16 at 100.00	BBB–	1,264,338
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	3,018,030
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
4,715	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series 2012A,	No Opt. Call	A1	4,858,195
	5.000%, 5/15/39
6,025	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	6,358,363
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
3,365	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	3,563,266
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
1,880	0.000%, 9/01/43	9/31 at 100.00	AA+	1,360,312
7,990	0.000%, 9/01/45	9/31 at 100.00	AA+	6,358,280
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	27,500
	2001C, 5.200%, 5/01/28
2,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist	10/20 at 100.00	AA–	2,776,675
	University, Series 2010, 5.000%, 10/01/41
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/23 at 100.00	Aa3	4,072,840
	Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43
7,100	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA–	7,198,619
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,100	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,112,507
	2012, 5.000%, 12/15/30
1,465	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	1,575,051
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43
	(Alternative Minimum Tax)
3,755	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.842%, 4/01/28 (IF)	4/17 at 100.00	AAA	5,536,445
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,013,250
	Refunding Series 2012A, 5.000%, 8/15/41
127,210	Total Texas			118,891,722
	Utah – 1.5% (1.0% of Total Investments)
6,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,546,652
9,045	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	9,341,224
15,380	Total Utah			15,887,876
	Virginia – 0.1% (0.1% of Total Investments)
1,250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,154,438
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
	Washington – 5.3% (3.5% of Total Investments)
10,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	10,386,800
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,756,975
4,160	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	A+	4,518,134
	5.000%, 8/01/30
2,820	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	A1 (4)	2,943,319
	5.375%, 12/01/19 (Pre-refunded 12/01/14) – NPFG Insured
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds,	6/23 at 100.00	A+	12,838,010
	Series 2013A, 5.000%, 12/01/38
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,551,379
	Center, Series 2011A, 5.625%, 1/01/35
4,415	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	4,427,097
	Series 2010, 5.500%, 12/01/39
1,885	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	1,998,420
	Refunding Series 2012B, 5.000%, 10/01/30
4,940	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	5,074,269
	Series 2012A, 5.000%, 10/01/42
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	5,312,350
	Research Center, Series 2009A, 6.000%, 1/01/33
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	1,001,950
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
52,645	Total Washington			54,808,703
	West Virginia – 0.2% (0.2% of Total Investments)
2,355	West Virginia University, Revenue Bonds, West Virginia University Projects, Improvement Series	10/14 at 100.00	Aa3 (4)	2,431,161
	2004C, 5.000%, 10/01/24 (Pre-refunded 10/01/14) – FGIC Insured
	Wisconsin – 2.2% (1.5% of Total Investments)
1,240	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A	1,282,148
	Inc., Series 2010A, 5.625%, 4/15/39
6,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	7,189,628
	Inc., Series 2012A, 5.000%, 7/15/25
365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	366,434
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB	1,010,290
	Series 2004, 5.750%, 5/01/24
2,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	2,988,066
	Series 2012B, 5.000%, 2/15/40
4,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	4,535,210
	Healthcare System, Series 2006A, 5.250%, 8/15/34
5,300	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 –	5/16 at 100.00	AA	5,749,440
	NPFG Insured (UB) (5)
22,165	Total Wisconsin			23,121,216
	Wyoming – 0.2% (0.1% of Total Investments)
2,250	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	A–	2,291,738
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,651,059	Total Municipal Bonds (cost $1,511,696,769)			1,562,776,303

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 21	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 3,850
6	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	804
$ 27	Total Corporate Bonds (cost $1,362)				4,654
	Total Long-Term Investments (cost $1,511,698,131)				1,562,780,957
	Floating Rate Obligations – (8.6)%				(88,689,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.4)% (9)				(489,500,000)
	Other Assets Less Liabilities – 4.6% (10)				47,773,075
	Net Assets Applicable to Common Shares – 100%				$ 1,032,365,032

Investments in Derivatives as of January 31, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation) (10)
Barclays Bank PLC	$74,300,000	Receive	Weekly USD-SIFMA	3.258%	Quarterly	2/20/15	2/20/30	$(1,436,842)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,562,776,303	$ —	$1,562,776,303
Corporate Bonds	—	—	4,654	4,654
Derivatives:
Interest rate swaps*	—	(1,436,842)	—	(1,436,842)
Total	$ —	$1,561,339,461	$4,654	$1,561,344,115
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments (excluding investments in derivatives) was $1,425,236,136.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 89,582,780
Depreciation	(40,693,692)
Net unrealized appreciation (depreciation) of investments	$ 48,889,088

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.3%.
(10)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United
States without registering those securities with the Securities and Exchange Commission. Specifically,
Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
USD-SIFMA	United States Dollar - Securities Industry and Financial Markets Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014